Subsequent Events (Details) - 12 months ended Mar. 31, 2024	USD ($)	JPY (¥)
Subsequent Events [Line Items]
Reduce amount of capital stock		¥ 100,000,000
Additional paid-in capital reserve	$ 12,278,930	1,856,786,684
Maximum [Member]
Subsequent Events [Line Items]
Reduce amount of capital stock	12,278,930	1,856,786,684
Minimum [Member]
Subsequent Events [Line Items]
Reduce amount of capital stock	$ 654,687	¥ 99,000,000